Other operating income (Details) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Other operating income
Government grants	£ 8,829	£ 1,989
R&D tax credit	2,388	328	£ 399
Other	135
Other operating income	£ 11,352	£ 2,317	£ 399